REVENUE (Tables)	12 Months Ended
Dec. 31, 2020
REVENUE [Abstract]
Revenue by Geographic Region
The Technip Energies Group disaggregates revenue by geographic region.

	Year Ended December 31
(In millions)	2020	2019	2018
Europe & Russia	€2,754.7	€2,603.9	€2,907.7
Africa & Middle East	1,172.6	1,445.1	1,013.4
Asia Pacific	960.2	1,023.1	1,108.9
Americas	861.0	696.6	335.2
Total Revenue	€5,748.5	€5,768.7	€5,365.2

Revenue by Contract Type for Each Reportable Business
The following table represents revenue by contract type for each reportable business for the year ended December 31, 2020, 2019 and 2018:

	Year Ended December 31
(In millions)	2020	2019	2018
Project Delivery	€4,687.9	€4,565.5	€4,221.6
Technology, Products and Services	1,060.6	1,203.2	1,143.6
Total Revenue	€5,748.5	€5,768.7	€5,365.2

Contract Balances
The following table provides information about net contract assets (liabilities) as of December 31, 2020, 2019 and 2018, respectively:

	Year Ended December 31
(In millions)	2020	2019	2018
Contract assets	€271.8	€389.3	€272.0
Contract (liabilities)	(3,025.4)	(3,209.0)	(2,945.0)
Net liabilities	€(2,753.6)	€(2,819.7)	€(2,673.0)

Order Backlogs
The following table details the order backlog as of December 31, 2020:

(In millions)	2021	2022	Thereafter
Total remaining unsatisfied performance obligations	€5,718.4	€3,326.7	€2,445.7
The following table details the order backlog as of December 31, 2019:

(In millions)	2020	2021	Thereafter
Total remaining unsatisfied performance obligations	€6,226.3	€4,387.9	€3,062.1
The following table details the order backlog as of December 31, 2018:

(In millions)	2019	2020	Thereafter
Total remaining unsatisfied performance obligations	€4,699.9	€1,513.4	€893.1